Deferred Financing Costs (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Feb. 29, 2016	May. 31, 2015
Deferred Financing Costs Details Narrative
legal and finders' fees	$ 65,000
Amortization of deferred financing costs	15,476
Deferred financing costs	$ 49,524